BBH Limited Duration Fund

Portfolio of Investments

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (21.3%)
$15,160,000	AGL CLO 13, Ltd. 2021-13A (3-Month CME Term SOFR + 1.100%) (Cayman Islands)[1,2]	10/20/34	0.000%	$15,160,000
6,459,966	AIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213	6,201,696
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,594,788
3,353,501	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	3,381,660
13,676,824	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	13,781,468
16,511,667	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190	16,614,957
11,250,000	Amur Equipment Finance Receivables XV LLC 2025-1A1	09/22/31	4.700	11,295,266
4,507,165	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	4,540,220
11,330,000	ARI Fleet Lease Trust 2025-B1	03/15/34	4.590	11,342,954
12,750,000	AutoNation Finance Trust 2025-1A1	04/10/28	4.720	12,761,516
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,039,519
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,707,440
9,860,000	Barings Equipment Finance LLC 2025-A1	10/13/28	4.640	9,863,822
33,270,000	BHG Owner Loan Trust Series 2025-1CON[1,3]	08/18/36	0.000	33,166,863
3,285,595	BHG Securitization Trust 2023-A1	04/17/36	5.550	3,291,188
3,285,276	BHG Securitization Trust 2023-B1	12/17/36	6.920	3,393,925
4,086,697	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	4,171,387
24,170,000	BHG Securitization Trust 2025-2CON[1]	09/17/36	4.840	24,167,624
12,406,903	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR +1.850%)[1,2]	06/15/34	6.168	12,423,880
6,019,476	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	5,892,257
37,127,914	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.679	37,180,335
10,791,733	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,713,310
30,000,000	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	5.415	30,052,749
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.678	32,611,089
20,690,000	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	20,732,584
9,716,442	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,761,121
4,109,239	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	4,149,212
19,839,915	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	19,934,639
20,650,000	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	20,679,197

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690%	$19,658,084
5,519,080	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	5,547,900
4,536,431	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	4,587,808
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,618,517
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,639,972
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,680,400
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,293,080
7,390,694	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	7,430,254
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	6.018	11,110,505
8,190,000	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	8,206,039
2,139,845	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	1,840,164
1,426,555	Elm Trust 2020-3A1	08/20/29	2.954	1,422,941
3,273,937	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	3,284,634
6,216,844	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	6,301,942
18,000,000	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510	18,000,646
9,600,000	Enterprise Fleet Financing LLC 2025-3[1]	04/20/28	4.500	9,615,341
13,000,000	Exeter Automobile Receivables Trust 2025-1A	08/15/28	4.670	12,998,210
10,230,000	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,260,296
13,560,000	Exeter Automobile Receivables Trust 2025-3A	07/16/29	4.780	13,602,144
13,139,485	FCI Funding LLC 2024-1A1	08/15/36	5.440	13,109,580
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	48,571,290
5,301,511	FNA LLC 2019-1[1,2,4,5]	12/10/31	3.000	5,288,257
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,973,884
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,482,075
20,530,000	Ford Credit Floorplan Master Owner Trust A 2025-1	04/15/30	4.630	20,673,240
6,388,202	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	6,409,178
13,377,131	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	12,724,951
13,953,626	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	13,219,050
9,862,744	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	9,865,109
15,000,000	GLS Auto Select Receivables Trust 2025-3A1	10/15/30	4.460	14,984,603
9,730,000	GM Financial Consumer Automobile Receivables Trust 2025-2	02/16/28	4.400	9,724,786
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,372,724

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640%	$28,188,877
50,000,000	Goldentree Loan Management US CLO 6, Ltd. 2019-6A (3-Month CME Term SOFR + 0.970%) (Cayman Islands)[1,2]	04/20/35	5.295	49,759,470
40,343,540	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	39,319,068
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,165,039
24,730,000	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	24,712,204
8,634	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	8,639
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,376,070
29,890,000	Lendmark Funding Trust 2025-1A1	09/20/34	4.940	30,015,105
38,520,000	Madison Park Funding LXIII, Ltd. 2023-63A (3-Month CME Term SOFR + 1.400%) (Cayman Islands)[1,2]	07/21/38	5.725	38,673,826
50,000,000	Madison Park Funding XLIX, Ltd. 2021- 49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	5.375	49,974,035
14,800,000	Mariner Finance Issuance Trust 2023-AA1	10/22/35	6.700	14,888,486
14,700,000	Mariner Finance Issuance Trust 2025-AA1	05/20/38	4.980	14,815,898
32,756,536	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	31,977,228
11,780,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.670%)[1,2]	08/20/37	5.984	11,833,010
10,242,000	Navistar Financial Dealer Note Master Owner Trust 2024-1[1]	04/25/29	5.590	10,307,037
45,592,346	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%) (Cayman Islands)[1,2]	01/20/35	5.565	45,592,346
52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/36	5.285	52,026,406
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,770,734
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,483,266
5,926,501	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	5,971,044
5,036,143	NMEF Funding LLC 2023-A1	06/17/30	6.570	5,064,042
11,090,000	NMEF Funding LLC 2025-A1	07/15/32	4.720	11,086,275
24,711,461	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.684	24,734,236

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	5.408%	$48,086,234
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	31,775,437
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,476,647
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,761,328
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,819,219
25,010,000	Onemain Financial Issuance Trust 2025-1A1	07/14/38	4.820	25,057,887
7,836,418	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	7,873,573
10,455,037	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	10,418,877
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,687,326
29,801,671	Oportun Issuance Trust 2021-C1	10/08/31	2.180	29,106,049
2,970,982	Oportun Issuance Trust 2022-A1	06/09/31	5.050	2,969,381
3,889,417	Oportun Issuance Trust 2024-2[1]	02/09/32	5.860	3,892,503
33,240,000	Oportun Issuance Trust 2025-B1	05/09/33	4.880	33,272,492
14,525,252	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	14,337,501
4,072,817	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	04/15/30	5.368	4,069,242
411,770	Parliament CLO II, Ltd. 2021-2A (3-Month CME Term SOFR + 1.612%) (Cayman Islands)[1,2]	08/20/32	5.934	411,842
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,875,872
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.990	14,083,366
12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850	12,803,261
23,860,000	PFS Financing Corp. 2025-D1	05/15/30	4.470	23,851,859
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	31,106,881
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	30,949,879
12,924,900	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	12,859,855
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,175,598
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	22,997,760
26,350,000	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	26,421,040
6,544,852	Shenton Aircraft Investment I, Ltd. 2015-1A (Cayman Islands)[1]	10/15/42	4.750	6,324,290
24,210,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	24,361,557
2,218,333	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,217,072

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050%	$12,413,602
14,240,000	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	14,333,874
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,969,013
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,622,059
1,577,742	VFI ABS LLC 2023-1A1	03/26/29	7.270	1,584,472
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,197,788
8,663,296	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	8,710,767
6,840,291	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	6,924,100
33,980,000	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	34,035,860
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,306,276
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,340,762
	Total Asset Backed Securities (Cost $2,056,494,535)			2,054,329,012

	Commercial Mortgage Backed Securities (3.8%)
22,409,647	BB-UBS Trust 2012-TFT[1,2,4]	06/05/30	3.678	21,513,037
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	6.034	9,352,922
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	6.457	18,201,812
29,177,233	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	5.355	29,207,440
21,220,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.884	21,273,050
22,820,000	BX Trust 2025-LUNR (1-Month CME Term SOFR + 1.500%)[1,2]	06/15/40	5.842	22,888,412
28,200,016	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	5.486	28,147,132
6,309,419	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	5.608	6,273,566
6,949,731	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.014%) (Cayman Islands)[1,2]	11/15/37	6.358	6,941,118
10,854,327	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	5.508	10,787,553

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$23,002,792	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	7.356%	$18,533,766
18,875,000	COMM Mortgage Trust 2025-SBX[1,2,4]	08/10/41	5.432	18,875,000
11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	6.891	12,179,637
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.842	20,937,213
23,600,000	Life Mortgage Trust 2022-BMR2 (1- Month CME Term SOFR + 1.295%)[1,2]	05/15/39	5.637	22,965,750
4,157,111	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	5.257	4,157,111
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.747	16,045,013
14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.834	14,883,182
46,350,000	SPGN Mortgage Trust 2022-TFLM (1- Month CME Term SOFR +1.550%)[1,2]	02/15/39	5.892	46,234,551
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	7.131	20,050,000
	Total Commercial Mortgage Backed Securities
	(Cost $374,185,071)			369,447,265

	Corporate Bonds (57.7%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,198,302

	Agriculture (0.4%)
2,420,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	2,183,072
27,600,000	Cargill, Inc.[1]	02/11/28	4.625	27,832,271
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,026,746
				32,042,089
	Airlines (0.1%)

7,055,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	7,059,334

	Auto Manufacturers (7.7%)
2,155,000	American Honda Finance Corp	10/22/27	4.450	2,155,801
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,538,077
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,323,484
73,945,000	Ford Motor Credit Co. LLC.	11/13/25	3.375	73,577,078
24,500,000	Ford Motor Credit Co. LLC.	11/05/26	5.125	24,431,378

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$10,370,000	General Motors Co.	04/15/28	5.350%	$10,538,352
60,645,000	General Motors Financial Co., Inc.	01/08/26	1.250	59,750,141
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	24,031,838
2,000,000	General Motors Financial Co., Inc.	06/10/26	1.500	1,947,237
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,205,908
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,116,714
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,940,284
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,917,271
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,678,839
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	18,979,235
44,615,000	Hyundai Capital America[1]	06/23/27	4.875	44,758,138
2,100,000	Hyundai Capital America[1]	06/24/27	5.275	2,118,199
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	20,939,122
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,500,602
37,185,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	37,335,993
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,559,617
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	57,812,559
2,245,000	Stellantis Finance US, Inc.[1]	01/29/27	1.711	2,140,412
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,112,760
2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050	2,058,193
32,165,000	Toyota Motor Credit Corp.	05/14/27	4.500	32,287,769
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	33,952,653
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,834,673
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	45,895,360
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	18,906,706
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,614,471
				735,958,864
	Banks (13.5%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,240,318
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,451,423
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,894,223
30,255,000	Bank of New York Mellon (SOFR + 0.693%)[2]	04/20/27	4.587	30,291,851
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,033,338
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	20,097,541
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,692,036
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,526,822

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$16,915,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926%	$17,194,692
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	20,056,148
45,775,000	Citibank NA	05/29/27	4.576	45,904,663
45,795,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	45,841,527
2,100,000	Citigroup, Inc. (SOFR + 1.887%)[2]	05/24/28	4.658	2,102,679
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,937,903
25,252,000	Comerica, Inc. (SOFR + 2.155%)[2]	01/30/30	5.982	25,965,520
1,925,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	2,002,358
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,868,352
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,453,462
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%) (United Kingdom)[2]	11/03/26	7.336	5,817,390
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	25,956,959
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,362,920
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,916,945
2,110,000	JPMorgan Chase & Co. (SOFR + 1.190%)[2]	01/23/28	5.040	2,126,578
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,721,297
20,675,000	KeyBank NA	11/15/27	5.850	21,250,459
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,512,148
1,925,000	M&T Bank Corp. (SOFR + 2.800%)[2]	10/30/29	7.413	2,083,542
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	42,777,159
1,935,000	Morgan Stanley[2,4]	07/22/28	3.591	1,901,785
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,745,789
24,600,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	24,904,353
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	5.639	34,043,217
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,179,373
42,610,000	PNC Bank NA (SOFR + 0.504%)[2]	01/15/27	4.775	42,628,284
45,895,000	PNC Bank NA (SOFR + 0.630%)[2]	05/13/27	4.543	45,838,647
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	25,944,040
2,200,000	PNC Financial Services Group, Inc. (SOFR + 1.850%)[2]	06/06/33	4.626	2,141,658
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	24,856,811
64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715	64,691,565

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$13,474,000	Santander Holdings USA, Inc. (SOFR + 2.328%)[2]	09/09/26	5.807%	$13,484,615
2,000,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,082,231
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	29,333,519
37,275,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	06/02/28	4.375	37,380,055
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,204,027
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,110,328
47,860,000	State Street Corp.	02/28/28	4.536	48,186,219
2,125,000	State Street Corp. (SOFR + 1.018%)[2]	02/20/29	4.530	2,134,050
29,095,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	29,933,042
72,735,000	Truist Bank (SOFR + 0.590%)[2]	05/20/27	4.671	72,730,402
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,472,867
1,925,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	2,077,913
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%) (Switzerland)[1,2]	01/12/27	5.711	53,794,134
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,6]		3.700	41,328,518
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,799,035
1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,977,508
20,635,000	US Bank NA (SOFR + 0.910%)[2]	05/15/28	4.730	20,723,417
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,918,203
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,894,499
32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	32,491,826
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,362,421
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	31,265,759
				1,293,640,363
	Beverages (0.5%)
21,670,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	21,879,317
23,580,000	Keurig Dr Pepper, Inc.	05/15/28	4.350	23,537,148
2,105,000	PepsiCo, Inc.	07/17/29	4.500	2,127,654
				47,544,119
	Biotechnology (0.0%)
1,910,000	Illumina, Inc.	12/13/27	5.750	1,952,267

	Building Materials (0.3%)
29,770,000	Amrize Finance US LLC[1]	04/07/27	4.600	29,777,989

	Commercial Services (0.1%)
12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250	11,868,141

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Computers (0.1%)
$2,000,000	Accenture Capital, Inc.	10/04/29	4.050%	$1,978,044
2,460,000	Apple, Inc.	08/05/28	1.400	2,274,542
2,140,000	International Business Machines Corp.	07/27/27	4.150	2,136,844
				6,389,430
	Cosmetics/Personal Care (0.2%)
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,576,927

	Diversified Financial Services (4.9%)
27,473,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/01/25	4.450	27,458,112

36,248,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	01/30/26	1.750	35,756,897
94,226,000	Air Lease Corp.	01/15/26	2.875	93,407,002
38,724,000	American Express Co. (SOFR +0.750%)[2]	04/23/27	5.645	39,007,862
2,100,000	American Express Co. (SOFR + 0.970%)[2]	07/28/27	5.389	2,116,726
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,266,743
33,535,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	01/15/26	5.500	33,608,439
111,620,000	Capital One Financial Corp.	10/29/25	4.200	111,412,661

12,080,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	12,442,228
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,692,214
25,095,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	24,860,638
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	48,175,064
				475,204,586
	Electric (2.4%)
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,705,902
1,905,000	Black Hills Corp.	06/15/30	2.500	1,715,804
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,715,773
26,418,254	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	24,968,975
61,690,000	Edison International (5-Year CMT Index+ 4.698%)[2,6]		5.375	58,659,907
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,023,876
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,886,217
1,930,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	1,934,242
2,100,000	Florida Power & Light Co.	04/01/33	5.100	2,141,501
86,222,000	NextEra Energy Capital Holdings, Inc.	09/01/25	5.749	86,275,569
1,910,000	NRG Energy, Inc.[1]	12/02/25	2.000	1,888,393
2,130,000	Pacific Gas & Electric Co.[1]	05/15/29	5.550	2,171,049
1,940,000	PacifiCorp.	02/15/34	5.450	1,955,693
2,100,000	Public Service Co of Colorado	05/15/34	5.350	2,129,552
24,049,000	Public Service Enterprise Group, Inc.	08/15/25	0.800	24,012,944
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,370,425
				234,555,822

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continue) Electronics (0.0%)
$2,200,000	Honeywell International, Inc.	03/01/27	1.100%	$2,092,597

	Energy-Alternate Sources (0.6%)
38,930,000	XPLR Infrastructure LP1,3	11/15/25	0.000	38,104,684
22,605,000	XPLR Infrastructure LP1	06/15/26	2.500	21,673,674
				59,778,358
	Food (1.2%)
15,535,000	General Mills, Inc.	10/17/28	5.500	16,024,748
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,676,640
46,820,000	Mars, Inc.[1]	03/01/27	4.450	46,885,580
2,120,000	Mars, Inc.[1]	03/01/32	5.000	2,139,519
3,827,000	Mondelez International, Inc.	05/06/28	4.250	3,813,765
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,532,845
1,090,000	Nestle Holdings, Inc.[1]	10/01/32	4.300	1,076,218
11,460,000	Sysco Corp.	01/17/29	5.750	11,915,402
				116,064,717
	Gas (0.0%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,936,750
1,925,000	Southern California Gas Co.	02/01/30	2.550	1,767,981
				3,704,731
	Healthcare-Products (0.3%)
2,230,000	Baxter International, Inc.	02/01/27	1.915	2,146,368
22,215,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	22,206,851
				24,353,219
	Healthcare-Services (2.0%)
1,925,000	Adventist Health System	03/01/29	2.952	1,794,741
1,772,000	CommonSpirit Health	10/01/25	1.547	1,762,024
31,880,000	HCA, Inc.	02/15/26	5.875	31,903,883
1,910,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/29	5.200	1,944,926
2,100,000	Icon Investments Six DAC (Ireland)	05/08/29	5.849	2,177,756
2,000,000	IQVIA, Inc.	05/15/28	5.700	2,047,000
12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	11,910,704
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,490,416
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,351,091
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	18,083,010
2,000,000	Roche Holdings, Inc.[1]	11/13/33	5.593	2,110,881
60,630,000	Sutter Health	08/15/25	1.321	60,552,962
2,355,000	UnitedHealth Group, Inc.	05/15/26	1.150	2,292,977
				191,422,371
	Insurance (11.0%)
26,415,000	American Coastal Insurance Corp.	12/15/27	7.250	26,150,850
22,375,000	American National Global Funding[1]	01/28/30	5.550	22,767,504
33,015,000	American National Global Funding[1]	06/03/30	5.250	33,198,398
49,817,000	Aon Global, Ltd. (United Kingdom)	12/15/25	3.875	49,651,430
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,282,555
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,330,087

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	5.296%	$22,137,903
49,950,000	Athene Global Funding[1]	01/09/29	5.583	51,334,358
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,946,730
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,954,199
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,559,298
2,130,000	Corebridge Global Funding[1]	08/20/27	4.650	2,139,375
26,910,000	Corebridge Global Funding[1]	09/19/28	5.900	27,931,797
41,640,000	Equitable America Global Funding[1]	06/09/28	4.650	41,753,883
1,900,000	Equitable Financial Life Global Funding[1]	11/19/27	4.875	1,916,005
25,185,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	25,537,159
41,390,000	Equitable Holdings, Inc. (5-Year CMT Index + 4.736%)[2,6]		4.950	41,174,925
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,874,543
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,799,861
1,925,000	GA Global Funding Trust[1]	01/06/27	2.250	1,859,523
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,609,238
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	41,253,657
24,485,000	Guardian Life Global Funding[1]	04/28/30	4.798	24,738,417
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,094,822
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,946,593
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	43,244,857
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	24,106,635
2,090,000	Metropolitan Life Global Funding I1	01/08/29	4.850	2,125,490
54,060,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	54,019,108
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	18,974,299
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,292,502
2,185,000	New York Life Global Funding[1]	01/28/33	4.550	2,147,017
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,381,818
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	25,108,544
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,953,486
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,322,463
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,689,329
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,658,176
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	2,009,274
1,925,000	Protective Life Global Funding[1]	04/14/26	5.209	1,934,234
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,554,474
23,265,000	Protective Life Global Funding[1]	06/05/30	4.803	23,430,288
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,842,416
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,135,703
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,249,643
27,515,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	28,861,617
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,147,469
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S.
	Treasury Bill + 2.000%) (Cayman Islands)[1,2]	01/06/26	6.338	11,965,535
33,040,000	Western-Southern Global Funding[1]	07/16/28	4.500	33,054,912
				1,060,152,399

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Internet (0.0%)
$2,170,000	Meta Platforms, Inc.	08/15/27	3.500%	$2,142,653

	Investment Companies (4.4%)
69,179,000	Ares Capital Corp.	01/15/26	3.875	68,889,164
11,880,000	Ares Capital Corp.	07/15/26	2.150	11,597,259
2,045,000	Ares Capital Corp.	01/15/27	7.000	2,105,124
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	16,519,878
37,994,000	Blackstone Private Credit Fund	09/29/25	7.050	38,115,607
2,200,000	Blackstone Private Credit Fund	03/15/27	3.250	2,140,830
25,975,000	Blackstone Private Credit Fund	09/26/27	4.950	25,877,257
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,590,775
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,555,631
44,264,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	44,094,639
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	26,105,868
15,940,000	FS KKR Capital Corp.	01/15/26	3.400	15,821,138
41,130,000	HA Sustainable Infrastructure Capital, Inc.	01/15/31	6.150	41,517,385
48,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	47,614,342
33,980,000	Main Street Capital Corp.	07/14/26	3.000	33,340,534
4,270,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	4,209,086
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,685,336
				421,779,853
	Leisure Time (0.0%)
1,940,000	Harley-Davidson Financial Services, Inc.[1]	03/10/28	6.500	2,005,668

	Machinery-Constraction & Mining (0.1%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,263,498
2,040,000	Komatsu Finance America, Inc.	10/06/27	5.499	2,080,021
				11,343,519
	Machinery-Diversified (2.0%)
24,855,000	AGCO Corp.	03/21/27	5.450	25,048,827
56,525,000	CNH Industrial Capital LLC	01/15/26	1.875	55,742,519
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,233,517
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,629,332
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,391,602
44,670,000	John Deere Capital Corp. (SOFR +0.500%)[2]	03/06/28	4.847	44,769,153
1,935,000	John Deere Capital Corp	03/07/31	4.900	1,969,481
				193,784,431
	Oil & Gas (0.1%)
2,200,000	Continental Resources, Inc.[1]	11/15/26	2.268	2,129,462
2,040,000	Pioneer Natural Resources Co.	03/29/26	5.100	2,047,605
10,072,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	9,954,283
				14,131,350

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Packaging & Containers (0.4%)
$37,691,000	Amcor Flexibles North America, Inc.[1]	03/17/28	4.800%	$37,912,053

	Pharmaceuticals (2.7%)
55,622,000	CVS Health Corp.	02/20/26	5.000	55,670,062
1,910,000	CVS Health Corp.	06/01/34	5.700	1,955,932
46,200,000	Eli Lilly & Co.	08/14/27	4.150	46,247,553
48,105,000	Eli Lilly & Co.	02/12/28	4.550	48,604,483
38,225,000	Johnson & Johnson	03/01/27	4.500	38,458,112
2,000,000	Johnson & Johnson	06/01/31	4.900	2,062,000
22,990,000	Novartis Capital Corp.	09/18/29	3.800	22,688,878
44,811,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	43,818,436
				259,505,456
	Pipelines (0.1%)
2,045,000	Columbia Pipelines Operating Co. LLC[1]	08/15/30	5.927	2,152,187
1,915,000	MPLX LP	03/01/26	1.750	1,882,727
2,100,000	ONEOK, Inc.	11/01/26	5.550	2,122,037
2,000,000	Targa Resources Corp.	07/01/27	5.200	2,023,234
				8,180,185
	Real Estate Investment Trusts (1.4%)
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,417,719
7,570,000	Arbor Realty SR, Inc.[1]	07/15/30	7.875	7,730,446
10,000,000	Arbor Realty Trust, Inc.	04/30/26	5.000	9,875,879
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	18,794,296
1,920,000	Boston Properties LP	10/01/26	2.750	1,878,201
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,155,018
14,480,000	Realty Income Corp.	01/13/26	5.050	14,472,346
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,728,070
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	19,108,390
				135,160,365
	Retail (0.3%)
2,190,000	7-Eleven, Inc.[1]	02/10/26	0.950	2,146,452
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,476,909
2,110,000	Starbucks Corp.	02/08/27	4.850	2,122,848
2,340,000	Walmart, Inc.	09/22/28	1.500	2,162,771
				28,908,980
	Semiconductors (0.2%)
16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	17,790,734
1,975,000	Foundry JV Holdco LLC[1]	01/25/30	5.900	2,059,949
				19,850,683
	Software (0.3%)
2,000,000	Concentrix Corp.	08/02/28	6.600	2,094,213
22,362,000	Synopsys, Inc.	04/01/27	4.550	22,397,044
2,235,000	VMware LLC	08/15/26	1.400	2,165,301
				26,656,558

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Trucking & Leasing (0.3%)
$31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550%	$31,730,385

	Total Corporate Bonds
	(Cost $5,535,434,943)			5,557,428,764

	Loan Participations and Assignments (8.3%)
23,396,612	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	6.575	23,279,629
21,096,235	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	9.946	12,605,000
20,364,100	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[2]	11/01/30	7.313	20,405,847
43,947,274	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	6.206	44,014,513
479,866	Avantor Funding, Inc. Term B6 (1-Month CME Term SOFR + 2.000%)[2]	11/08/27	6.456	481,867
23,223,158	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[2]	12/20/29	6.046	23,281,216
9,733,786	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[2]	10/31/28	7.296	9,747,705
8,804,219	Buckeye Partners LP Term B5 (1-Month CME Term SOFR + 1.750%)[2]	11/01/26	6.106	8,811,527
60,975,812	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)2	12/07/30	6.291	60,853,860
40,273,980	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	6.106	40,525,692
31,723,010	DaVita, Inc. Term A1 (1-Month CME Term SOFR + 1.750%)[2]	04/28/28	6.206	31,709,686
9,863,250	Delos Aircraft DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	10/31/27	6.046	9,887,908
20,705,672	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	9.606	20,770,481
40,044,828	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	6.179	40,000,378
2,579,851	Healthpeak OP LLC Term A1[2,7]	08/20/27	0.000	2,547,603
2,579,851	Healthpeak OP LLC Term A2[2,7]	02/22/27	0.000	2,547,603
5,448,842	Healthpeak OP LLC Term A3[2,7]	03/01/29	0.000	5,285,377
100,000,000	Honeywell International, Inc. Term A1 (1-Month CME Term SOFR +0.875%)[2]	05/07/27	5.231	100,000,000
14,065,263	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	5.683	14,038,961
17,954,887	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[2]	01/02/31	6.046	18,044,662

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$30,347,290	Iridium Communications, Inc. Term B4
	(1-Month CME Term SOFR + 2.250%)[2]	09/20/30	6.606%	$30,168,545
23,021,913	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/28	6.606	23,097,425
14,181,893	Lumen Technologies, Inc. Term A (1- Month CME Term SOFR + 6.000%)[2]	06/01/28	10.356	14,477,302
9,290,615	Lumen Technologies, Inc. Term B1 (1- Month CME Term SOFR + 2.350%)[2]	04/16/29	6.821	9,234,035
9,290,615	Lumen Technologies, Inc. Term B2 (1- Month CME Term SOFR + 2.350%)[2]	04/15/30	6.821	9,228,182
22,236,963	Midcontinent Communications (1- Month CME Term SOFR + 1.500%)[2]	08/18/31	6.851	22,218,506
3,821,630	MPH Acquisition Holdings LLC (3- Month CME Term SOFR + 3.750%)[2]	12/31/30	8.058	3,798,700
31,678,884	MPH Acquisition Holdings LLC (3- Month CME Term SOFR + 4.600%)[2]	12/31/30	9.170	28,280,056
8,000,000	NRG Energy, Inc.[2,7]	04/16/31	0.000	7,996,000
43,312,500	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%) (Netherlands)[2,5]	07/10/28	5.706	43,095,937
39,427,285	SBA Senior Finance II LLC (1-Month CME Term SOFR + 1.750%)[2]	01/25/31	6.110	39,550,692
9,284,243	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	11/05/28	6.046	9,321,659
16,509,234	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[2]	10/20/27	8.075	16,571,144
23,995,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.750%)[2]	04/09/32	7.079	24,036,991
16,921,637	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	6.856	16,973,079
15,258,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[2,5]	09/30/25	5.706	15,258,000
	Total Loan Participations and Assignments (Cost $804,951,112)			802,145,768

	Municipal Bonds (0.3%)

31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.121	31,020,308
	Total Municipal Bonds (Cost $31,000,000)			31,020,308

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Residential Mortgage Backed Securities (0.1%)
$5,224,036	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750%	$4,964,555
	Total Residential Mortgage Backed Securities (Cost $5,188,659)			4,964,555

	U.S. Government Agency Obligations (0.8%)
30,425,000	Fannie Mae Discount Notes [8,9]	08/01/25	4.131	30,425,000
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	40,060,812
10,571	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.795%)[2]	04/01/36	6.795	10,731
11,125	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	6.365	11,484
9,175	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1- Year RFUCCT + 1.745%)[2]	01/01/37	6.620	9,368
1,823,009	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,835,503
114,360	Federal National Mortgage Association (FNMA)	11/01/35	5.500	117,387
14,569	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	6.714	15,074
23,497	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	6.644	24,008
18,505	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.722%)[2]	01/01/37	6.637	18,982
107,130	Federal National Mortgage Association (FNMA)	08/01/37	5.500	110,010
1,265,195	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,290,388
557,925	Federal National Mortgage Association (FNMA)	06/01/40	6.500	590,312

2,166	Government National Mortgage Association (GNMA) (1-Year CMT
	Index + 1.500%)[2]	08/20/29	4.625	2,170
	Total U.S. Government Agency Obligations (Cost $75,008,512)			74,521,229

	U.S. Treasury Bills (7.4%)
137,180,000	U.S. Treasury Bill[8,9]	08/05/25	4.225	137,115,774
100,000,000	U.S. Treasury Bill[8]	08/12/25	4.248	99,870,597
100,000,000	U.S. Treasury Bill[8]	08/14/25	4.241	99,847,250
87,070,000	U.S. Treasury Bill[8]	08/19/25	4.235	86,886,195
88,475,000	U.S. Treasury Bill[8]	08/21/25	4.234	88,267,551

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (continued)
$103,630,000	U.S. Treasury Bill[8,9]	08/26/25	4.273%	$103,323,438
85,505,000	U.S. Treasury Bill[8]	09/11/25	4.292	85,089,136
8,000,000	U.S. Treasury Bill[8,9,10]	10/09/25	4.137	7,934,793
	Total U.S. Treasury Bills
	(Cost $708,337,696)			708,334,734

	U.S. Treasury Bonds and Notes (0.3%)
27,850,000	U.S. Treasury Note	06/30/29	4.250	28,180,719
	Total U.S. Treasury Bonds and Notes
	(Cost $28,178,636)			28,180,719

Total Investments (Cost $9,618,779,164)[11]	100.0%	$9,630,372,354
Cash and Other Assets in Excess of Liabilities	0.0%	3,195,188
Net Assets	100.0%	$9,633,567,542

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2025 was $4,548,269,050 or 47.2% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2025 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security that used significant unobservable inputs to determine fair value.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	All or a portion of this position represents an unsettled loan commitment at July 31, 2025. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.
[8]	Coupon represents a yield to maturity.
[9]	Coupon represents a weighted average yield.
[10]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[11]	The aggregate cost of investments and derivatives for federal income tax purposes is $9,618,779,164, the aggregate gross unrealized appreciation is $53,666,127 and the aggregate gross unrealized depreciation is $43,453,635, resulting in net unrealized appreciation of $10,212,492.

Abbreviations:
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at July 31, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,316	September 2025	$272,701,973	$272,391,439	$310,534
U.S. Treasury 5-Year Notes	4,815	September 2025	519,156,346	520,847,578	(1,691,232)
					$(1,380,698)

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2025
Asset Backed Securities	$–	$2,049,040,755	$5,288,257	$2,054,329,012
Commercial Mortgage Backed Securities	–	369,447,265	–	369,447,265
Corporate Bonds	–	5,557,428,764	–	5,557,428,764
Loan Participations and Assignments	–	743,791,831	58,353,937	802,145,768
Municipal Bonds	–	31,020,308	–	31,020,308
Residential Mortgage Backed Securities	–	4,964,555	–	4,964,555
U.S. Government Agency Obligations	–	74,521,229	–	74,521,229
U.S. Treasury Bills	–	708,334,734	–	708,334,734
U.S. Treasury Bonds and Notes	–	28,180,719	–	28,180,719
Total Investments, at value	$–	$9,566,730,160	$63,642,194	$9,630,372,354

Other Financial Instruments, at value
Financial Futures Contracts	$(1,380,698)	$–	$–	$(1,380,698)
Other Financial Instruments, at value	$(1,380,698)	$–	$–	$(1,380,698)

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2025:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2024	$7,473,684	$44,775,000	$52,248,684
Purchases	–	–	–
Sales/Paydowns	(2,607,149)	(1,687,500)	(4,294,649)
Realized gains/(losses)	–	782	782
Change in unrealized appreciation/(depreciation)	421,722	2,953	424,675
Amortization	–	4,702	4,702
Transfers from Level 3	–	–	–
Transfers to Level 3	–	15,258,000	15,258,000
Balance as of July 31, 2025	$5,288,257	$58,353,937	$63,642,194

As of July 31, 2025, $63,642,194 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.